LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET - Narrative (Details)	12 Months Ended
Dec. 31, 2022 Office agreement
Buildings [member]
Right of use assets
Term of lease agreement	5 years
Vehicles [Member]
Right of use assets
Term of lease agreement	3 years
UK
Right of use assets
Number of leases offices	2
Number of offices served as research and development and operation centers	2
Farnborough
Right of use assets
Number of leases offices	1
Manchester
Right of use assets
Number of leases offices	1
Bulgaria
Right of use assets
Number of agreements expires | agreement	2